Financial Instruments - Narrative - Warrants (Details) - Preferred share warrants - $ / shares	Sep. 21, 2021	Jan. 01, 2017
Vedanta | Oxford Finance LLC
Financial Instruments - Warrants [Line Items]
Exercise price (in dollars per share)	$ 23.28
Number of shares issued (in shares)	12,886
Loans | Follica
Financial Instruments - Warrants [Line Items]
Exercise price (in dollars per share)		$ 0.07